Earnings Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator [Abstract]
Net Income (Loss) Available to Common Stockholders	$ 3,120,284	$ 1,205,913	$ 1,133,595
Denominator [Abstract]
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share (in shares)	8,439,258	8,439,258	8,439,258
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share (in shares)	8,439,258	8,439,258	8,439,258
Earnings (loss) Per Share - Basic (in dollars per share)	$ 0.37	$ 0.14	$ 0.13
Earnings (loss) Per Share - Diluted (in dollars per share)	$ 0.37	$ 0.14	$ 0.13
Shares of common stock equivalents excluded from calculation of diluted earnings per share (in shares)	500,000	500,000	501,855
Restricted Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Dilutive Effect of Potential Common Stock (in shares)	0	0	0
Stock Warrants [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Dilutive Effect of Potential Common Stock (in shares)	0	0	0